Significant Accounting Policies (Details) - FREYR AS kr in Thousands, $ in Thousands	10 Months Ended	12 Months Ended
	Apr. 30, 2021 NOK (kr)	Dec. 31, 2020 USD ($)	Apr. 30, 2020 NOK (kr)	Dec. 31, 2019 USD ($)	Apr. 30, 2019 NOK (kr)
Property, Plant and Equipment [Line Items]
Restricted cash		$ 196		$ 78
VAT receivable		442		183
Pension cost		$ 84		$ 10
Minimum
Property, Plant and Equipment [Line Items]
Estimated useful life (in years)		2 years
Maximum
Property, Plant and Equipment [Line Items]
Estimated useful life (in years)		5 years
Amounts Upto 7.1 Times Of Approved By NTA
Property, Plant and Equipment [Line Items]
Employer contribution (in percent)		5.00%
Amounts Between 7.1 and 12 Times Of Approved By NTA
Property, Plant and Equipment [Line Items]
Employer contribution (in percent)		11.40%
Amount Approved By NTA | kr	kr 101		kr 100		kr 97